Organization (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Major Subsidiaries, VIEs and VIEs' Subsidiaries

As of December 31, 2023, the Company’s major subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

	Place of Incorporation	Date of Establishment/Acquisition	Effective interest held
Subsidiaries:
Beijing QIYI Century Science & Technology Co., Ltd. (“Beijing QIYI Century”)	Mainland China	March 8, 2010	100%
iQIYI HK Limited (“iQIYI HK”, formerly known as Qiyi.com HK Limited)	Hong Kong	April 14, 2011	100%
iQIYI Media Limited	Cayman	May 26, 2017	100%
iQIYI Film Group HK Limited	Hong Kong	June 12, 2017	100%
Beijing iQIYI Interactive Technology Co., Ltd.	Mainland China	January 31, 2019	100%
iQIYI International Singapore Pte, Ltd.	Singapore	February 11, 2020	100%

VIEs and VIEs’ subsidiaries:
Beijing iQIYI Science & Technology Co., Ltd. (“Beijing iQIYI”, formerly known as Beijing Xinlian Xinde Advertisement Media Co., Ltd.)	Mainland China	Acquired on November 23, 2011	Nil
Shanghai iQIYI Culture Media Co., Ltd. (“Shanghai iQIYI”)	Mainland China	December 19, 2012	Nil
Shanghai Zhong Yuan Network Co., Ltd. (“Shanghai Zhong Yuan”)	Mainland China	Acquired on May 11, 2013	Nil
Hainan iQIYI Culture Media Co., Ltd.	Mainland China	February 17, 2017	Nil

Schedule of VIEs and VIEs' Subsidiaries Included in Consolidated Balance Sheets and Statements of Comprehensive Loss

The carrying amounts of the assets, liabilities and the results of operations of the VIEs and VIEs’ subsidiaries included in the Company’s consolidated balance sheets and statements of comprehensive (loss)/income are as follows:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	1,882,877	2,832,913	399,007
Short-term investments	529,411	333,191	46,929
Accounts receivable, net	2,316,961	2,061,497	290,356
Licensed copyrights, net	527,792	361,225	50,877
Prepayments and other assets	2,366,445	2,603,639	366,715
Total current assets	7,623,486	8,192,465	1,153,884
Non-current assets:
Fixed assets, net	649,690	600,586	84,591
Long-term investments	1,941,014	1,712,915	241,259
Licensed copyrights, net	1,952,497	1,951,329	274,839
Produced content, net	12,534,227	12,349,284	1,739,360
Operating lease assets	578,937	545,894	76,888
Goodwill	2,350,790	2,345,466	330,352
Others	712,697	745,107	104,946
Total non-current assets	20,719,852	20,250,581	2,852,235
Total assets	28,343,338	28,443,046	4,006,119
LIABILITIES
Third-party liabilities
Current liabilities:
Accounts and notes payable	3,315,976	3,197,634	450,377
Customer advances and deferred revenue	4,125,789	4,234,384	596,401
Short-term loans	2,381,846	2,292,845	322,940
Operating lease liabilities, current portion	95,603	83,575	11,771
Accrued expenses and other liabilities	2,315,572	2,641,951	372,111
Total current liabilities	12,234,786	12,450,389	1,753,600
Non-current liabilities:
Operating lease liabilities	502,687	485,139	68,330
Other non-current liabilities	1,247,571	1,037,634	146,148
Total non-current liabilities	1,750,258	1,522,773	214,478
Amounts due to the Company and its subsidiaries	22,808,971	21,712,172	3,058,095
Total liabilities	36,794,015	35,685,334	5,026,173

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Total revenues	28,947,480	26,966,013	29,783,468	4,194,913
Third-party revenues	28,739,929	26,781,187	29,432,773	4,145,519
Inter-Group revenues	207,551	184,826	350,695	49,394
Cost of revenues	(25,916,423)	(22,989,890)	(24,439,915)	(3,442,290)
Third-party cost of revenues	(17,636,223)	(15,746,144)	(16,776,185)	(2,362,876)
Inter-Group cost of revenues	(8,280,200)	(7,243,746)	(7,663,730)	(1,079,414)
Net (loss)/income	(1,688,711)	334,414	824,015	116,060
Net cash provided by operating activities	160,904	275,422	831,956	117,179
Net cash (used for)/provided by investing activities	(540,018)	547,231	251,794	35,464
Net cash provided by/(used for) financing activities	515,423	79,733	(141,212)	(19,889)